Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Prepayments and other receivables [Abstract]
Schedule of Prepayments and other receivables

Amounts in US$ '000	2019	2018
V.A.T.	27,052	37,811
Income tax payments in advance	20,609	9,668
Other prepaid taxes	1,069	966
To be recovered from co-ventures (Note 34)	1,035	1,819
Prepayments and other receivables	8,282	7,889
Total	58,047	58,153
Classified as follows:
Current	51,016	54,659
Non-current	7,031	3,494
Total	58,047	58,153

Schedule of Movements on the Group Provision for Impairment

Amounts in US$ '000	2019	2018
At January 1	546	594
Foreign exchange income	4	(48)
	550	546